Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Outstanding Common Stock

	2023		2022
ISSUED COMMON SHARES	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,102,636	$10,294	1,168,369	$10,168
Issued upon exercise of stock options	9,822	372	11,605	442
Previously recognized liability on stock options exercised for common shares	—	435	—	387
Purchase of common shares under Normal Course Issuer Bid	(40,050)	(389)	(77,338)	(703)
Balance – end of year	1,072,408	$10,712	1,102,636	$10,294

Summary of Stock Option Activity
The following table summarizes information relating to stock options outstanding at December 31, 2023 and 2022:

	2023		2022
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	31,150	$42.37	38,327	$35.88
Granted	7,024	$80.17	7,547	$68.15
Exercised for common shares	(9,822)	$37.84	(11,605)	$38.06
Surrendered for cash settlement	(218)	$38.77	(441)	$38.43
Forfeited	(1,929)	$50.86	(2,678)	$41.43
Outstanding – end of year	26,205	$53.60	31,150	$42.37
Exercisable – end of year	3,672	$42.14	5,522	$37.60

Summary of Range of Exercise Prices of Stock Options Outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2023 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	–	$29.99	5,441	2.01	$27.42	969	$24.84
$30.00	–	$39.99	5,411	1.03	$36.67	1,227	$36.56
$40.00	–	$49.99	2,381	2.41	$40.52	630	$40.50
$50.00	–	$59.99	433	3.86	$54.24	30	$54.24
$60.00	–	$69.99	3,837	3.49	$64.90	301	$64.21
$70.00	–	$79.99	7,787	4.18	$78.48	515	$76.35
$80.00	–	$86.06	915	5.72	$84.12	—	$—
			26,205	2.87	$53.60	3,672	$42.14